Note 11 - Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Debt [Table Text Block]
			Weighted-	Stated interest
(Dollar amounts in thousands)	Maturity range		average	rate range
Description	from	to	interest rate	from	to	2017	2016
Fixed-rate amortizing	02/01/18	10/01/28	1.24%	1.01%	4.47%	$20,817	$1,189
Junior subordinated debt	12/21/37	12/21/37	2.85%	2.56%	3.05%	8,248	8,248

Total						$29,065	$9,437

Schedule of Maturities of Long-term Debt [Table Text Block]
(Dollar amounts in thousands)
		Weighted-
Year Ending December 31,	Amount	Average Rate
2018	$20,252	1.16%
2019	155	4.04%
2020	116	4.04%
2021	87	4.04%
2022	65	4.04%
Beyond 2022	8,390	2.79%

Total	$29,065	2.86%